CONVERTIBLE DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
CONVERTIBLE DEBT
CONVERTIBLE DEBT

NOTE 7: CONVERTIBLE DEBT

The fair value of convertible debt as on:

	March 31, 2026	December 31, 2025
2026 convertible notes	$1,798,510	$—
2025 convertible notes	3,649,413	3,778,303
SEPA Convertible note	1,146,000	1,543,000
	$6,593,923	$5,321,303

2026 Convertible Notes

The Company entered into nine convertible note agreements with a total principal of $2,007,150 issued at a discount for proceeds of $1,861,000 during the quarter ended March 31, 2026 (the “Q1 2026 Convertible Notes”). The Q1 2026 Convertible Notes bear interest at rates ranging from 10.0% to 20.0% per annum, with certain notes bearing one-time interest charges ranging from 10.0% to 14.0% and the remaining notes bearing interest at 20.0% per annum. The Q1 2026 Convertible Notes have maturity dates that range from 210 days to one year from the convertible note issuance date, optional conversion periods that range up to 210 days or upon default, and conversion prices that range from $8.00 to $12.80 for fixed-price notes. Certain notes contain variable conversion price provisions as described below.

Issuance Date	Principal Amount	Conversion Price		Conversion Option Period of Exercisability (from issuance date)	Maturity Date (from issuance date)
1/1/2026	$250,000	$8.00		210-days	210-days
1/7/2026	228,000	$1.20	*	Upon Default	365-days
1/13/2026	250,000	$8.00		210-days	210-days
1/14/2026	100,000	$8.00		210-days	210-days
1/20/2026	227,150	$1.20	*	Upon Default	365-days
1/22/2026	250,000	$1.04	*	Upon Default	365-days
1/27/2026	250,000	$8.00		210-days	210-days
2/12/2026	228,000	$1.20	*	Upon Default	365-days
3/30/2026	224,000	$1.12	*	Upon Default	365-days
	$2,007,150

* The conversion price upon default has been calculated using the VWAP-based conversion price as per the respective agreements. This price may vary depending on the market conditions prevailing on the reporting date.

As of issuance and at March 31, 2026, the fair value of the remaining 2026 Convertible Notes was determined to be $1,861,000 and $1,798,510 respectively (see Note 9).

The 2026 Convertible Notes were convertible into 1,109,421 shares of the Company’s common stock on March 31, 2026.

SEPA Convertible Note

In December 2024, in connection with its Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD. (“Yorkville”), the Company issued a Convertible Promissory Note (the “SEPA Convertible Note”) with an original principal amount of $2,500,000 and received net proceeds of $2,300,000 after an 8.0% original issue discount.

During the three months ended March 31, 2026, the Company made three cash payments totaling $375,000, of which $343,543 was applied to principal, $7,409 to accrued interest, and $24,048 to prepayment premiums. In addition, Yorkville converted $52,297 of principal and $11,194 of accrued interest into post split – 11,548 shares of common stock at a variable price of $5.50 per share pursuant to Section 3(a)(9) of the Securities Act of 1933.

As of March 31, 2026, the outstanding principal balance of the SEPA Convertible Note was approximately $991,135. The fair value of the SEPA Convertible Note was approximately $1,146,000 as of March 31, 2026, and is included within “Convertible debt, at fair value” under current liabilities on the condensed consolidated balance sheets. The change in fair value recognized in earnings was $71,119, for the three months ended March 31, 2026 and is included in “Other income (expense), net” in the condensed consolidated statements of operations and comprehensive loss.

NOTE 8: CONVERTIBLE DEBT

The fair value of convertible debt as on December 31:

	2025	2024
2025 convertible notes	$3,778,303	$—
2024 convertible notes	—	2,547,209
Assumed 2024 notes	—	3,630,000
SEPA Convertible note	1,543,000	2,365,114
	5,321,303	8,542,323

*The amount as on December 31, 2024, includes the SEPA option derivative liability of $65,114.

2024 Convertible Notes

During the year ended December 31, 2025, the Company extended the maturity dates and the period the conversion option was exercisable for certain convertible notes because of the volatility the Company’s common stock price was experiencing. The Company evaluated these modifications and concluded that the amended terms were not substantially different from the original terms; accordingly, the modifications were accounted for as modifications under ASC 470-50, and no extinguishment gain or loss was recognized in connection with the extensions. The Company subsequently converted all the 2024 Convertible Notes into the Company’s common stock.

During the year ended December 31, 2025, the Company converted $2,725,214 of convertible note principal (inclusive of accrued interest) through the issuance of 258,154 shares of common stock. The convertible notes contained original conversion windows that expired without exercise. Subsequently, the Company entered into debt-for-equity exchanges with the holders under Section 3(a)(9) of the Securities Act at conversion prices based on a discount to the volume-weighted average price of the Company’s common stock. Under ASC 470-50-40-10, a modification or an exchange that adds or eliminates a substantive conversion option as of the conversion date is always considered substantial and requires extinguishment accounting. Accordingly, the Company accounted for these exchanges as debt extinguishments under ASC 470-50, recognizing a gain on extinguishment of $89,731 equal to the difference between the fair value of the common stock issued and the carrying amount of the converted debt, including any unamortized discount or premiums.

Assumed 2024 Note

On the Closing Date, the Company assumed MCAC’s promissory note totaling $3,680,000 (the “Assumed 2024 Note”) that matures in July 2025. The Company is obligated to pay 10.0% of the aggregate gross proceeds from any sale of equity or equity derivative instruments of the Company while the Assumed 2024 Note is outstanding. Five days prior to the maturity date (and only five days prior to the maturity date), the Company may elect to convert the Assumed 2024 Note into shares of the Company’s common stock based at the average volume weighted average price value for the five-business day period preceding the maturity date (subject to compliance with applicable rules of the Nasdaq).

The Assumed 2024 Note becomes due and payable following specified events of default if (i) the holder of the Assumed 2024 Note provides written notice if Company defaults on any payments due under the terms of the Assumed 2024 Note or (ii) automatically if the Company commences a voluntary case or other proceeding seeking liquidation, reorganization or other relief with respect to itself or its debts under bankruptcy or other similar laws. The Company has not received written notice from the holder of the Amended 2024 Note in regards to the missed initial mandatory payment as of December 31, 2024.

The Assumed 2024 Convertible Note is non-interest bearing, except in the case of an Event of Default (as defined in the agreement), at which point the interest rate increases to a rate of 10.0% per annum until such event of default is cured. The Company paid $50,000 of the initial mandatory payment of $500,000 within thirty calendar days of the effective date of the Assumed 2024 Note, and such triggered an event of default.

During the year ended December 31, 2025, the Assumed 2024 Note was extinguished in full through debt-for-equity exchanges pursuant to the Company’s 3(a)(10) program with Last Horizon, as described below.

2025 Convertible Notes

The Company entered into thirty-four convertible note agreements in exchange for aggregate gross proceeds of $8,762,250 during the year ended December 31, 2025 (the “2025 Convertible Notes”). The 2025 Convertible Notes bear interest at rates ranging from 10.0% to 20.0% per annum, with certain notes bearing a one-time interest charge of 10.0% and the remaining notes bearing interest at 20.0% per annum. The 2025 Convertible Notes have maturity dates that range from 30 days to one year from the convertible note issuance date, optional conversion periods that range from 30 to 210 days, and conversion prices that range from $1.04 to $36.8 for fixed-price notes. Certain notes contain variable conversion price provisions as described below.

The summary of the individual convertible notes outstanding as of December 31, 2025, is as follows:

			Conversion Option
			Period	Maturity Date
		Conversion	of Exercisability	(from issuance
Issuance Date	Gross Proceeds	Price	(from issuance date)	date)
5/26/2025 (1)	$156,000	$8.0	180-days	210-days
10/1/2025 (2)	188,000	1.6	Upon Default	302-days
10/7/2025 (2)	130,000	1.6	Upon Default	312-days
10/23/2025 (3)	246,250	1.2	Upon Default	365-days
11/25/2025 (5)	192,000	1.04	Upon Default	310-days
11/25/2025 (4)	500,000	$8.0	210-days	210-days
12/2/2025 (4)	250,000	$8.0	210-days	210-days
12/8/2025 (4)	1,000,000	$8.0	210-days	210-days
12/8/2025 (4)	250,000	$8.0	210-days	210-days
12/8/2025 (4)	50,000	$8.0	210-days	210-days
12/16/2025 (4)	250,000	$8.0	210-days	210-days
	$3,212,250

(1)From issuance until day 180, the Note’s outstanding principal and accrued interest are convertible, at the holder’s option, into common shares at a price equal to 90% of the lowest daily VWAP of the Company’s common stock during the three trading days immediately preceding the conversion date.

(2)These convertible notes are convertible at a price equal to the greater of (i) $1.60 or (ii) 65% multiplied by the lowest trading price for the common stock during the ten trading days immediately preceding the conversion date.

(3)This convertible note is convertible at a price equal to 75% multiplied by the lowest closing bid price for the common stock during the fifteen trading days immediately preceding the conversion date.

(4)For the first 210 days following issuance, the outstanding principal and accrued interest on each Note are convertible, at the holder’s option, into Common Stock at a price equal to the lower of (1) quotient (rounded down to the nearest whole share) obtained by dividing (x) the sum of the Principal Amount and any interest accrued thereon by (y) 90% of the lowest daily volume weighted average price (the “VWAP”) of the Common Stock on the primary trading market of the Common Stock during the 3 trading day period immediately prior to the applicable measurement date or (2) a fixed conversion price of $8,0. After the 180-day period, the Notes may convert at their fixed stated conversion price of $8.0. The Notes are expected to be converted into shares of our Common Stock.

(5)These convertible notes are convertible at a price equal to 65% multiplied by the lowest trading price for the common stock during the ten trading days immediately preceding the conversion date.

The 2025 Convertible Notes are generally convertible at the option of the holder into shares of the Company’s common stock at the applicable conversion price, with the number of shares issuable upon conversion determined by dividing the sum of outstanding principal and accrued interest by the conversion price. Certain notes are convertible only upon the occurrence of an event of default. The 2025 Convertible Notes may generally be prepaid in full or in part by the Company at any time without penalty; however, certain notes provide for a prepayment discount ranging from 2% to 5% of the outstanding balance on a sliding scale based on early repayment between 60 and 180 days prior to maturity.

During the year ended December 31, 2025, the Company converted $6,155,891 of convertible note principal (inclusive of accrued interest) through the issuance of 1,094,107 shares of common stock. For convertible notes that are settled in accordance with their original contractual terms, changes in fair value up to the date of conversion are recognized in earnings. With respect to other convertible notes containing original conversion windows that expired without exercise, the Company entered into debt-for-equity exchanges with the holders under Section 3(a)(9) of the Securities Act at conversion prices based on a discount to the volume-weighted average price of the Company’s common stock. Under ASC 470-50-40-10, a modification or an exchange that adds or eliminates a substantive conversion option as of the conversion date is always considered substantial and requires extinguishment accounting. Accordingly, the Company accounted for these exchanges as debt extinguishments under ASC 470-50, recognizing gain on extinguishment of $2,261,222 equal to the difference between the fair value of the common stock issued and the carrying amount of the converted debt, including any unamortized discount or premiums.

The Company elected the fair value option for the 2025 Convertible Notes and therefore measured the 2025 Convertible Notes at fair value at issuance and each subsequent reporting period, with changes in fair value recognized in earnings. As of issuance and at December 31, 2025, the fair value of the remaining 2025 Convertible Notes was determined to be $3,212,250 and $3,778,303 respectively (see Note 12).

The remaining 2025 Convertible Notes were convertible into 316,398 shares of the Company’s common stock on December 31, 2025.

SEPA Convertible Note

In December 2024, in connection with and pursuant to the terms of its Standby Equity Purchase Agreement (the “SEPA”) entered into with YA II PN, LTD., an exempt limited partnership from the Cayman Islands (“Yorkville”) (See Note 12 - SEPA Derivative Liability), Yorkville agreed to advance to the Company, in exchange for convertible promissory notes, an aggregate principal amount of up to $4,500,000, $2,500,000 of which was funded during December 2024 in exchange for the issuance by the Company of a Convertible Promissory Note (the “SEPA Convertible Note”). The Company received net proceeds of $2,300,000 after a non-cash original issue discount of 8.0%, or $200,000.

As of December 31, 2025 and 2024, the outstanding principal balance of the SEPA Convertible Note was approximately $1,386,975 and $2,500,000, respectively. The fair value of the SEPA Convertible Note was approximately $1,543,000 and $2,300,000 as of December 31, 2025 and 2024, respectively, and is included within “Convertible debt, at fair value” under current liabilities on the consolidated balance sheets. The change in fair value recognized in earnings was $979,553 for the year ended December 31, 2025 and $0 for the year ended December 31, 2024, and is included in “Other income (expense), net” in the consolidated statements of operations and comprehensive loss (refer to Note 12).

The Company elected the Fair Value Option for the SEPA Convertible Note and therefore measured the SEPA Convertible Note at fair value at issuance and each subsequent reporting period, with changes in fair value recognized in earnings.

The SEPA Convertible Note had a maturity date in December 2025 and accrues interest at 7.0% per annum, subject to increase to 18.0% per annum upon the occurrence of an event of default as defined in the agreement (the “Additional Interest”).

The Company was also required to pay commitment fees of $375,000. Of this amount, $187,500 was due up front in the form of shares, for which the Company issued 8,264 shares. The remaining amount was due in cash on the six-month anniversary date of the agreement. Commencing in March 2025, the Company was required to make monthly principal and interest payments totaling $277,778 (increasing to $500,000 after the second tranche of advances are received) in cash or an Advance Notice (as defined in the SEPA).

Yorkville had the right to convert any portion of the outstanding principal into shares of the Company’s common stock at (a) $64.00 per share at any time (the “Fixed Price”) or (b) 93.0% of the lowest daily variable weighted average price (the “VWAP”) during the ten consecutive trading days immediately preceding the conversion date, but not lower than the floor price of $4.54 (the “Variable Price”). As long as the Company is current in its payment obligations, Yorkville is only entitled to convert at the Fixed Price. The number of shares issuable upon conversion is equal to the amount of principal to be converted (as specified by the holder) divided by either the Fixed Price or the Variable Price as defined in the agreement. Yorkville will not have the right to convert any portion of the principal to the extent that after giving effect to such conversion, Yorkville would beneficially own in excess of 4.99% of the total number of shares of the Company’s common stock outstanding after giving effect to such conversion.

At the floor price of $4.54, the maximum number of shares into which the SEPA Convertible Note is potentially convertible is 305,663 shares, which represents the maximum number of shares issuable under the agreement.

Additionally, the Company, at its option, shall have the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Promissory Notes at a redemption amount equal to the outstanding principal balance being repaid or redeemed, plus a 7.0% prepayment premium, plus all accrued and unpaid interest; provided that (i) the Company provides Yorkville with no less than ten trading days’ prior written notice thereof and (ii) on the date such notice is issued, the VWAP of the Company’s common stock is less than the Fixed Price.

The SEPA Convertible Note provides that an event of default occurs upon, among other things: (i) failure to pay principal, interest, or other amounts when due, subject to a five trading day cure period; (ii) commencement of bankruptcy, insolvency, reorganization, or liquidation proceedings by or against the Company or any subsidiary that remain undismissed for 61 days; (iii) default under any other indebtedness exceeding $500,000 that results in such indebtedness becoming due and payable; (iv) entry of final judgments against the Company exceeding $500,000 in the aggregate that remain unsatisfied for 30 days; (v) cessation of trading of the common stock on any principal market for ten consecutive trading days; (vi) the Company being party to a change of control transaction unless the note is retired; (vii) failure to timely deliver shares upon conversion; (viii) failure to timely file periodic reports with the SEC; (ix) any material misrepresentation under the transaction documents; or (x) breach of any other material covenant not otherwise covered, subject to a ten business day cure period. Upon the occurrence of an event of default (other than bankruptcy-related events), the full unpaid principal, together with accrued and unpaid interest and other amounts, becomes immediately due and payable at the election of the holder. In the case of bankruptcy-related events, such amounts become automatically due and payable without notice or demand. In addition, upon an event of default or after the maturity date, the holder has the right to convert the note at the lower of the Fixed Price or the Variable Price.

The Fixed Price and the Floor Price are subject to proportional adjustment upon the occurrence of certain events, including (i) stock dividends or distributions payable in common stock, (ii) subdivision of outstanding common stock into a larger number of shares, (iii) combination of outstanding common stock into a smaller number of shares (including by reverse stock split), or (iv) reclassification of common stock into other capital stock. In each case, the Fixed Price and Floor Price are multiplied by a fraction, the numerator of which is the number of shares outstanding before such event and the denominator of which is the number of shares outstanding after such event. The note also contains anti-dilution provisions under which the Fixed Price is reduced to the per-share price of any new issuance of common stock or convertible securities (other than excluded securities) if such price is below the then-effective Fixed Price. In the event of a merger, consolidation, or sale of substantially all assets, the holder has the right to convert the note into the securities, cash, or property receivable by holders of common stock, or to require the surviving entity to issue a replacement convertible note on substantially identical terms.

The SEPA Convertible Note is transferable by the holder upon surrender to the Company, whereupon the Company will issue a new note registered in the name of the transferee representing the principal amount being transferred, and, if less than the entire outstanding principal is transferred, a new note to the original holder for the remaining balance. The note also provides for issuance of replacement notes in the event of loss, theft, destruction, or mutilation, subject to customary indemnification undertakings, and is exchangeable at the holder’s election for multiple notes representing the same aggregate outstanding principal.

During the year ended December 31, 2025, the Company converted $684,894 of convertible note principal and accrued interest into 119,307 shares of common stock. The fair value of the shares issued was $1,099,054.

The Company defaulted on certain scheduled payments under the SEPA Convertible Note and was therefore in technical default under the agreement.

On December 29, 2025, ConnectM entered into a Settlement and Termination Agreement (the “Yorkville Agreement”) with Yorkville in connection with the Company’s December 17, 2024 SEPA. This agreement relates to an outstanding debt obligation that was not converted into equity and was subsequently resolved through the settlement arrangement. As the loan had already been recognized at fair value, the effects of the Yorkville Agreement have been reflected through fair value adjustments during the period.

Under the Yorkville Agreement, the Company will continue to make cash payments of $250,000 on alternate Mondays (each, an “Alternate Monday Payment”), which are applied toward reducing the outstanding prepaid advance obligation, including principal, interest, and any applicable premiums. The agreement also confirms that the payment made on December 15, 2025 was first applied to satisfy the $187,500 deferred fee, with the remaining amount applied toward the prepaid advance obligation.

Each timely Alternate Monday Payment triggers a 14-day “No-Conversion Period” commencing on the date Yorkville receives such payment, during which Yorkville may not issue Investor Notices under the SEPA. If the Company fails to make an Alternate Monday Payment on the applicable payment date, no No-Conversion Period shall commence (or, if already commenced, shall terminate immediately), and Yorkville shall have the right to deliver Investor Notices and exercise related conversion rights under the SEPA.

The Yorkville Agreement further provides that Yorkville will have preference to receive repayment of the outstanding prepaid advance obligation (including principal, accrued interest, and any applicable redemption or prepayment premiums) from the proceeds of the Company’s planned underwritten public offering in connection with an uplisting to a national securities exchange (the “IPO”), if and when the IPO occurs. In the event the IPO is consummated, the SEPA will be terminated effective immediately prior to the closing, and the Company shall pay Yorkville a termination fee in shares of common stock with an aggregate value equal to $175,000, valued at the public offering price per share in the IPO. Yorkville will also receive a 24-month right of first refusal on any future equity line of credit.

Based on the remaining repayment schedule of $250,000 payments on alternate Mondays, the final payment of approximately $136,975 is expected to occur on March 23, 2026.